PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 30,902,239	$ 30,144,798
Construction in progress	1,198,759	2,020,457
Less: accumulated depreciation	(21,916,969)	(23,045,753)
Property and equipment, net	10,184,029	9,119,502
Depreciation expense	1,172,644	1,145,447	$ 1,055,314
Prepayments for property and equipment	2,021,330	2,243,622
Property received and accepted out of Prepayments	2,243,622	2,243,622
Property and buildings
Property, Plant and Equipment [Line Items]
Subtotal	11,848,216	9,711,722
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	18,275,500	19,594,986
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	586,630	689,651
Office and electric equipment
Property, Plant and Equipment [Line Items]
Subtotal	$ 191,893	$ 148,439